Contractual Commitments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Contractual Commitments [Line Items]
Contractual commitments	$ 1,988,044
Total obligation related to operating leases	186,800
Total rental expense	14,900	$ 13,000	$ 13,100
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	1,241,442
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	272,448
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
Contractual commitments	$ 215,254